Financial Results, Net - Summary of Net Financing Income/(Loss) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange rate differences
Profit from operations with securities	$ 3,183,801
Foreign exchange gains	88,265	$ 58,668	$ 852,331
Foreign exchange losses	(1,616,784)	(1,683,998)	(3,436,836)
Total	1,655,282	(1,625,330)	(2,584,505)
Financial income
Unwinding of discounts on provisions and liabilities	81,616	82,206	56,361
Total	81,616	82,206	56,361
Financial expenses
Interest on borrowings	(395,868)	(1,212,585)	(379,312)
Interest from short-term investments	(403,791)	0	0
Tax interest	(58,184)	(230,455)	(177,759)
Interest on leases	(49,998)	(53,636)
Unwinding of discounts on receivables	(237,913)	(107,492)	(66,355)
Others	(410,893)	(372,117)	(222,828)
Total	$ (1,508,240)	$ (2,042,668)	$ (926,534)